Restructuring Charges (Components and Related Amounts of Restructuring Charges) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring Charges
Special and one-time termination benefits	¥ 5,653	¥ 24,191	¥ 21,517
Loss on fixed assets	104	963	1,410
Restructuring charges, total	¥ 5,757	¥ 25,154	¥ 22,927